Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

D4. Related party transactions

Subsidiaries

All transactions between Group subsidiaries were transacted at arm’s length during the ordinary course of business and have been eliminated on consolidation, along with any outstanding balances, and accordingly are not disclosed in this note.

Key management personnel

The Group’s strategy and policy are managed by the Board and Executive Leadership Team. Their compensation is shown below:

	2025	2024	2023
	$m	$m	$m
Salaries and other short-term employee benefits	15	10	12
Post-employment benefits	1	—	3
Share-based payments	2	4	5
	18	14	20

A list of joint ventures and associate entities can be found in the related undertakings disclosures. There are no significant transactions between associate entities and other Group companies.